Other Income (Expenses), Net	12 Months Ended
Dec. 31, 2011
Other Income (Expenses), Net [Abstract]
OTHER INCOME (EXPENSES), NET

6.    OTHER INCOME (EXPENSES), NET

Other income (expenses), net for the years ended December 31 consisted of the following:

	$00000000.00	$00000000.00
millions of Canadian dollars	2011	2010
Gain on business acquisition (1) (note 18)	$28.2	$22.5
Gain on exchange of subscription receipts to common shares of APUC (2)	15.1	-
Allowance for equity funds used during construction	13.1	11.8
Amortization of defeasance costs	(12.1)	(12.1)
Foreign exchange losses	(2.7)	(1.1)
Foreign exchange losses recovered through the FAM	(5.2)	(9.4)
Recognition of regulatory asset in GBPC	4.4	-
Other	2.3	0.8
	$43.1	$12.5
(1)	Emera’s interest in LPH was acquired in two tranches in Q2 2010 and Q1 2011 giving rise to non-taxable gains.
(2)	Pursuant to an April 2009 subscription agreement with APUC, on January 1, 2011, Emera exchanged subscription receipts it acquired in 2009 into 8.523 million APUC common shares issued at $3.25 per share, resulting in a gain of $15.1 million (after-tax gain of $12.8 million).